Document and Entity Information	Feb. 22, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001836981
Document Type	8-K
Document Period End Date	Feb. 22, 2024
Entity Registrant Name	BigBear.ai Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40031
Entity Tax Identification Number	85-4164597
Entity Address, Address Line One	6811 Benjamin Franklin Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Columbia
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21046
City Area Code	(410)
Local Phone Number	312-0885
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock 0.0001 Par Value Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	BBAI
Security Exchange Name	NYSE
Redeemable Warrants Each Full Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each full warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	BBAI.WS
Security Exchange Name	NYSE